Stock-Based Compensation (Schedule Of Changes In Stock-Based Compensation Awards, Stock Options) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Stock-Based Compensation
Options outstanding at July 3, 2010, Shares	20,036
Granted, Shares	2,318
Exercised, Shares	(3,106)
Canceled/expired, Shares	(1,436)
Options outstanding at July 2, 2011, shares	17,812
Options exercisable at July 2, 2011, Shares	12,041	13,121	22,721
Options outstanding at July 3, 2010, Weighted Average Exercise Price	$ 15.79
Granted, Weighted Average Exercise Price	$ 15.49
Exercised, Weighted Average Exercise Price	$ 16.41
Canceled/expired, Weighted Average Exercise Price	$ 14.67
Options outstanding at July 2, 2011, Weighted Average Exercise Price	$ 15.73
Options exercisable at July 2, 2011, Weighted Average Exercise Price	$ 17.06	$ 17.66	$ 18.13
Options outstanding at July 3, 2010, Weighted Average Remaining Contractual Term (years)	4.7
Options outstanding at July 2, 2011, Weighted Average Remaining Contractual Term (years)	4.6
Options exercisable at July 2, 2011, Weighted Average Remaining Contractual Term (years)	2.9
Options outstanding at July 3, 2010, Aggregate Intrinsic Value	$ 16
Options outstanding at July 2, 2011, Aggregate Intrinsic Value	66
Options exercisable at July 2, 2011, Aggregate Intrinsic Value	$ 29